Regulatory Capital Information - Reconciliation of Shareholders Equity to Regulatory Capital (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Reconciliation of shareholders equity to Own Funds, Additional Information
Deductions for Intended distribution to shareholders - CRR CRD		€ 3,100
Deductions for AT1 Coupons - CRR CRD		500
Irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme based on ECB guidance		1,400	€ 1,400
Prudential provisioning of non-performing exposures as per ECBs supervisory recommendation		700	300
Reconciliation of Shareholders Equity to Regulatory Capital
Reconciliation of Shareholders Equity to Regulatory Capital [Line Items]
Total shareholders’ equity per accounting balance sheet (IASB IFRS)		69,015	68,709
Difference between equity per IASB IFRS / EU IFRS4	[1]	(2,082)	(2,433)
Total shareholders’ equity per accounting balance sheet (EU IFRS)		66,933	66,276
Deconsolidation Consolidation of entities		(24)	(24)
Of which:
Additional paid-in capital		0	0
Retained earnings		(16)	(24)
Accumulated other comprehensive income (loss), net of tax		(9)	0
Total shareholders' equity per regulatory balance sheet		66,909	66,252
Minority Interests (amount allowed in consolidated CET 1)	[2]	917	1,020
AT1 coupon and shareholder distribution deduction	[2]	(3,585)	(2,565)
Capital instruments not eligible under CET 1 as per CRR 28(1)	[2]	(4)	(7)
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		64,237	64,700
Prudential filters		(1,371)	(1,585)
Additional value adjustments		(1,667)	(1,680)
Any increase in equity that results from securitized assets		0	0
Fair value reserves related to gains or losses on cash flow hedges and gains or losses on liabilities designated at fair value resulting from changes in own credit standing		296	95
Regulatory adjustments		(13,600)	(13,659)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)		(5,045)	(5,277)
Deferred tax assets that rely on future profitability		(2,533)	(3,463)
Negative amounts resulting from the calculation of expected loss amounts		(2,579)	(3,037)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)		(1,135)	(1,173)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities		0	0
Securitization positions not included in risk-weighted assets		0	0
Collective Investment Undertakings (CIU) not included in risk-weighted assets		(214)	0
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR		0	1,012
Others	[3]	(2,094)	(1,721)
Common Equity Tier 1 capital		€ 49,266	€ 49,457

[1]	[3]Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in Note 01
"Material Accounting Policies and Critical Accounting Estimates". These rules were initially applied in the first quarter 2020.

[2]	[1]Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4); current year deductions include deductions for distribution to shareholders of € 3.1 billion and AT1 coupons of € 0.5 billion

[3]	[2] Includes capital deductions of € 1.4 billion (December 31, 2024: € 1.4 billion) based on ECB guidance on irrevocable payment commitments related to the Single
Resolution Fund and the Deposit Guarantee Scheme, € 0.7 billion (December 31, 2024: € 0.3 billion) based on ECB’s supervisory recommendation for a prudential provisioning of non-performing exposures